Cost of services, selling and administrative (Tables)	12 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Disclosure of cost of services, selling and administrative

	Year ended September 30
	2025	2024
	$	$
Salaries, other employee costs and contracted labour costs1 2	11,184,452	10,301,386
Hardware, software and data center related costs	957,218	866,883
Professional fees [2]	268,322	293,452
Property costs	220,845	201,194
Amortization, depreciation and impairment (Note 24)	585,665	522,308
Other operating expenses	84,543	74,507
	13,301,045	12,259,730
[1]    Net of R&D and other tax credits of $173,042,000 in 2025 ($134,911,000 in 2024).
[2]    For the year ended September 30, 2024, an amount of $1,142,951,000 was reclassified from previously reported Professional fees and other contracted labour costs to Salaries, other employee costs and contracted labour costs (Note 3).